Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Gain (Loss) On Investments	Unrealized Appreciation (Depreciation) on Investments	Accumulated Deficit	Total
Balance at Dec. 31, 2017		$ 5,009	$ 1,871,080	$ (470,388)	$ (651,530)	$ 448,871		$ 1,203,042
Balance, shares at Dec. 31, 2017		50,082,441
Common stock issued for asset acquisition		$ 200	152,035					152,235
Common stock issued for asset acquisition, shares		2,000,000
Common stock issued for cash		$ 7	24,493					24,500
Common stock issued for cash, shares		70,000
Common stock repurchased for cash and cancelled		$ (2,874)	2					(2,872)
Common stock repurchased for cash and cancelled, shares		(28,734,901)
Adoption of corporation accounting				470,388	651,530	(448,871)	(673,047)
Net loss							(969,463)	(969,463)
Balance at Dec. 31, 2018		$ 2,342	2,047,610				(1,642,510)	407,442
Balance, shares at Dec. 31, 2018		23,417,540
Common stock issued for services		$ 2	8,748					8,750
Common stock issued for services, shares		25,000
Net loss							(123,523)	(123,523)
Balance at Mar. 31, 2019		$ 2,344	2,056,358				(1,766,033)	292,669
Balance, shares at Mar. 31, 2019		23,442,540
Balance at Dec. 31, 2018		$ 2,342	2,047,610				(1,642,510)	407,442
Balance, shares at Dec. 31, 2018		23,417,540
Series B preferred stock issued for cash, net of costs			110,000					110,000
Series B preferred stock issued for cash, net of costs, shares	115
Common stock issued for services		$ 10	34,990					35,000
Common stock issued for services, shares		100,000
Common stock issued for due diligence fee		$ 9	41,991					42,000
Common stock issued for due diligence fee,shaes		86,667
Accretion of stock options for services			142,960					142,960
Warrants issued in connection with convertible debt			253,000					253,000
Warrants issued in connection with convertible debt,shares
Net loss							(1,013,294)	(1,013,294)
Balance at Dec. 31, 2019		$ 2,361	2,630,551				(2,655,804)	(22,892)
Balance, shares at Dec. 31, 2019	115	23,604,207
Balance at Mar. 31, 2019		$ 2,344	2,056,358				(1,766,033)	292,669
Balance, shares at Mar. 31, 2019		23,442,540
Common stock issued for services		$ 3	8,747					8,750
Common stock issued for services, shares		25,000
Accretion of stock options for services			43,737					43,737
Net loss							(242,211)	(242,211)
Balance at Jun. 30, 2019		$ 2,347	2,108,842				(2,008,244)	102,945
Balance, shares at Jun. 30, 2019		23,467,540
Common stock issued for services		$ 2	8,748					8,750
Common stock issued for services, shares		25,000
Accretion of stock options for services			52,485					52,485
Net loss							(265,481)	(265,481)
Balance at Sep. 30, 2019		$ 2,349	2,170,075				(2,273,725)	(101,301)
Balance, shares at Sep. 30, 2019		23,492,540
Balance at Dec. 31, 2019		$ 2,361	2,630,551				(2,655,804)	(22,892)
Balance, shares at Dec. 31, 2019	115	23,604,207
Net loss							(238,877)	(238,877)
Balance at Mar. 31, 2020		$ 2,361	2,630,551				(2,894,681)	(261,769)
Balance, shares at Mar. 31, 2020	115	23,604,207
Common Stock issued for cash, net of offering cost		$ 3,775	2,111,958					2,115,733
Common Stock issued for cash, net of offering cost, Shares		37,758,116
Common Stock issued for future services		$ 859	686,036					686,895
Common Stock issued for future services, shares		8,586,184
Preferred Shares Exchanged for Common Stock		$ 144	(144)
Preferred Shares Exchanged for Common Stock, Shares	(115)	1,437,500
Common Stock issued in connection with employment agreement		$ 763	609,713					610,476
Common Stock issued in connection with employment agreement, Shares		7,630,949
Common Stock issued for Exchange of Notes		$ 412	527,588					528,000
Common Stock issued for Exchange of Notes, Shares		4,125,000
Deemed dividend on Preferred Stock Exchange			69,000				(69,000)
Net loss							(1,375,031)	(1,375,031)
Balance at Jun. 30, 2020		$ 8,314	6,634,702				(4,338,712)	2,304,304
Balance, shares at Jun. 30, 2020		83,141,956
Common Stock issued for conversion of Redeemable Series A Preferred stock		$ 200	399,800					400,000
Common Stock issued for conversion of Redeemable Series A Preferred stock, Shares		2,000,000
Net loss							(633,795)	(633,795)
Balance at Sep. 30, 2020		$ 8,514	$ 7,034,502				$ (4,972,507)	$ 2,070,509
Balance, shares at Sep. 30, 2020		85,141,956